Issued Capital and Reserves (Details) - Schedule of share premium - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of share premium [Abstract]
Beginning balance		$ 25,050,823
Ending balance	$ 32,102,426	$ 25,050,823
Loans converted to equity	7,219,862
Transfer from other reserves during the year	$ (168,259)